Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001793855
Registrant Name	abrdn Global Infrastructure Income Fund
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES